RIGHT OF USE ASSETS AND LEASES (Tables)	12 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Right of use assets
Included in property, plant and equipment are the following leased assets:

Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Total

30 June 2024
Cost		25.1	69.4	94.5
Balance at the beginning of the year		26.4	63.7	90.1
Additions		—	4.5	4.5
Lease modifications		—	4.4	4.4
Lease derecognitions		(1.3)	(3.2)	(4.5)
Accumulated depreciation and impairment		(19.2)	(49.6)	(68.8)
Opening balance		(16.7)	(38.6)	(55.3)
Depreciation		(6.5)	(11.0)	(17.5)
Lease derecognitions		4.0	—	4.0
Carrying value at the end of the year		5.9	19.8	25.7

30 June 2023
Cost		26.4	63.7	90.1
Balance at the beginning of the year		31.2	58.4	89.6
Additions		—	6.1	6.1
Lease modifications		(0.6)	—	(0.6)
Lease derecognitions		(4.2)	(0.8)	(5.0)
Accumulated depreciation and impairment		(16.7)	(38.6)	(55.3)
Opening balance		(13.0)	(28.9)	(41.9)
Depreciation		(7.7)	(9.7)	(17.4)
Lease derecognitions		4.0	—	4.0

Carrying value at the end of the year		9.7	25.1	34.8

Lease liabilities

Amounts in R million	Note	2024	2023

Reconciliation of the lease liabilities balance:
Balance at the beginning of the year		39.7	52.3
New leases	10.1	4.5	6.1
Lease modifications	10.1	4.4	(0.6)
Lease derecognitions	10.1	(0.4)	(1.2)
Interest charge on lease liabilities	7	3.0	3.8
Repayment of lease liabilities		(19.0)	(16.9)
Interest repaid		(3.0)	(3.8)

Balance at the end of the year		29.2	39.7

Current portion of lease liabilities		(6.9)	(11.3)

Non-current portion of lease liabilities		22.3	28.4

Maturity analysis of undiscounted contractual cash flows:
Less than a year		9.5	16.7
One to five years		21.3	24.8
More than five years		7.3	8.5

Total undiscounted lease liabilities at the end of the year		38.1	50.0

Lease payments not recognised as a liability but expensed during the year:
Short-term leases		(2.2)	(6.4)
Leases of low value assets		(8.9)	(9.7)

Cash flows included in cash generated from operating activities		(11.1)	(16.1)